Derivative Instruments and Hedging Activities - Schedule of Foreign Currency Forward Contracts to Buy Euros and US Dollars and Sell New Zealand Dollars (Detail) In Millions, unless otherwise specified	Dec. 31, 2013 Foreign Currency Buy Contracts [Member] USD ($)	Dec. 31, 2013 Foreign Currency Buy Contracts [Member] EUR (€)	Dec. 31, 2013 Foreign Currency Sell Contracts [Member] USD ($)	Dec. 31, 2013 Foreign Currency Sell Contracts [Member] EUR (€)	Dec. 31, 2013 New Zealand, Dollars [Member] Foreign Currency Buy Contracts [Member] USD ($)	Dec. 31, 2013 New Zealand, Dollars [Member] Foreign Currency Buy Contracts [Member] EUR (€)	Dec. 31, 2013 New Zealand, Dollars [Member] Foreign Currency Sell Contracts [Member] USD ($)	Dec. 31, 2013 New Zealand, Dollars [Member] Foreign Currency Sell Contracts [Member] EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign exchange forward contracts notional amount			$ 1.1	€ 0.3			$ 1.1	€ 0.3